THE ADVISORS’ INNER CIRCLE FUND III

NICHOLAS PARTNERS

SMALL CAP GROWTH FUND

JUNE 30, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK** — 98.2%
	Shares	Value
Consumer Discretionary — 7.8%
Arhaus, Cl A	107,515	$1,821,304
Cavco Industries *	3,080	1,066,204
First Watch Restaurant Group *	44,817	786,987
Modine Manufacturing *	18,365	1,839,989
Red Rock Resorts, Cl A	22,673	1,245,428
Shake Shack, Cl A *	11,017	991,530
Steven Madden	25,778	1,090,409
Sweetgreen, Cl A *	8,655	260,862
		9,102,713
Consumer Staples — 3.8%
BellRing Brands *	19,785	1,130,515
BRC, Cl A *	93,768	574,798
elf Beauty *	4,917	1,036,110
Freshpet *	12,941	1,674,436
		4,415,859
Energy — 5.9%
Liberty Energy, Cl A	38,679	808,004
Magnolia Oil & Gas, Cl A	43,184	1,094,283
Northern Oil & Gas	27,030	1,004,705
Weatherford International *	32,585	3,990,033
		6,897,025
Financials — 9.0%
Evercore, Cl A	11,717	2,442,174
MGIC Investment	152,414	3,284,522
Piper Sandler	5,804	1,335,907
Western Alliance Bancorp	19,356	1,215,944
Wintrust Financial	16,495	1,625,747
WisdomTree	70,686	700,498
		10,604,792
Health Care — 21.3%
Ascendis Pharma ADR *	4,778	651,624
Biohaven *	17,212	597,429
Blueprint Medicines *	9,117	982,630
Crinetics Pharmaceuticals *	11,883	532,240
Enliven Therapeutics *	12,574	293,854
Halozyme Therapeutics *	25,749	1,348,218
Ideaya Biosciences *	15,491	543,889
Insmed *	16,990	1,138,330
Intra-Cellular Therapies *	26,993	1,848,751
KalVista Pharmaceuticals *	41,757	491,897
Krystal Biotech *	3,919	719,685

THE ADVISORS’ INNER CIRCLE FUND III

NICHOLAS PARTNERS

SMALL CAP GROWTH FUND

JUNE 30, 2024 (Unaudited)

COMMON STOCK** — continued
	Shares	Value
Health Care — continued
Lantheus Holdings *	11,299	$907,197
LeMaitre Vascular	10,635	875,048
Merus *	18,327	1,084,409
Nuvalent, Cl A *	20,861	1,582,515
PROCEPT BioRobotics *	17,094	1,044,272
REVOLUTION Medicines *	35,601	1,381,675
RxSight *	32,653	1,964,731
Silence Therapeutics ADR *	34,893	662,967
Syndax Pharmaceuticals *	14,242	292,388
Tandem Diabetes Care *	21,992	886,058
TransMedics Group *	14,167	2,133,834
Vaxcyte *	14,129	1,066,881
Vera Therapeutics, Cl A *	13,308	481,483
Vericel *	26,021	1,193,843
		24,705,848
Industrials — 27.7%
AAON	13,335	1,163,345
AeroVironment *	4,554	829,557
ArcBest	10,737	1,149,718
Blue Bird *	11,927	642,269
BWX Technologies	47,911	4,551,545
CACI International, Cl A *	3,965	1,705,465
Clean Harbors *	7,778	1,758,995
Crane	10,989	1,593,185
Embraer ADR *	95,359	2,460,262
Federal Signal	10,108	845,736
FTAI Aviation	21,310	2,199,831
Janus International Group *	88,617	1,119,233
Kirby *	9,872	1,181,975
Parsons *	11,365	929,771
Primoris Services	24,693	1,231,934
REV Group	128,035	3,186,791
SkyWest *	29,622	2,431,078
TFI International	17,117	2,484,704
Trex *	11,653	863,720
		32,329,114
Information Technology — 20.4%
Appfolio, Cl A *	10,797	2,640,622
Confluent, Cl A *	16,858	497,817
Core Scientific *	62,445	580,739
Crane NXT	38,663	2,374,681
Descartes Systems Group *	18,013	1,744,379

THE ADVISORS’ INNER CIRCLE FUND III

NICHOLAS PARTNERS

SMALL CAP GROWTH FUND

JUNE 30, 2024 (Unaudited)

COMMON STOCK** — continued
	Shares	Value
Information Technology — continued
Elastic *	9,989	$1,137,847
Itron *	12,790	1,265,698
Lattice Semiconductor *	28,473	1,651,149
Mirion Technologies, Cl A *	109,064	1,171,347
Monolithic Power Systems	5,304	4,358,191
Onto Innovation *	13,282	2,916,196
OSI Systems *	8,694	1,195,599
SentinelOne, Cl A *	22,321	469,857
Wix.com *	11,921	1,896,273
		23,900,395
Real Estate — 2.3%
Tanger ‡	96,931	2,627,799

Total Common Stock
(Cost $87,217,174)		114,583,545

Total Investments - 98.2%
(Cost $87,217,174)		$114,583,545

Percentages are based on Net Assets of $116,638,949.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt
Cl — Class

NIC-QH-001-1100